Average Annual Total Returns	12 Months Ended
Sep. 30, 2011
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.18%)
Five Years	0.89%
Ten Years	5.65%
Inception Date	Aug. 14, 1995
Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.11%)
Five Years	0.97%
Ten Years	5.74%
Inception Date	Nov. 12, 2001
Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(8.90%)
Five Years	(3.49%)
Ten Years	6.60%
Inception Date	Aug. 14, 1995
Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.17%
Five Years	(1.42%)
Ten Years	5.74%
Inception Date	Aug. 14, 1995
Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.80%
Five Years	(0.54%)
Since Inception	0.15%
Inception Date	Apr. 24, 2006
Return After Taxes on Distributions | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(6.94%)
Five Years	0.12%
Ten Years	5.14%
Return After Taxes on Distributions | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(9.21%)
Five Years	(4.12%)
Ten Years	5.96%
Return After Taxes on Distributions | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	1.01%
Five Years	(2.00%)
Ten Years	5.04%
Return After Taxes on Distributions | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.64%
Five Years	(0.74%)
Since Inception	(0.06%)
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(3.05%)
Five Years	0.67%
Ten Years	4.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(5.39%)
Five Years	(3.02%)
Ten Years	5.68%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.97%
Five Years	(1.28%)
Ten Years	4.89%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	0.73%
Five Years	(0.50%)
Since Inception	0.08%
Russell 2800 Index | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.15%)
Five Years	1.09%
Ten Years	6.65%
Russell Midcap Growth Index | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.65%)
Five Years	2.44%
Ten Years	5.29%
Russell Midcap Growth Index | Vanguard Capital Opportunity Fund | Vanguard Capital Opportunity Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(1.65%)
Five Years	2.44%
Ten Years	5.29%
MSCI US Small Cap 1750 Index | Vanguard Strategic Small-Cap Equity Fund | Vanguard Strategic Small-Cap Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.75%)
Five Years	1.79%
Since Inception	2.10%
MSCI US Small + Mid Cap 2200 Index | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.26%)
Five Years	1.52%
Ten Years	6.90%
Spliced Small and Mid Cap Index | Vanguard Strategic Equity Fund | Vanguard Strategic Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(2.26%)
Five Years	1.52%
Ten Years	6.89%
MSCI All Country World Index | Vanguard Global Equity Fund | Vanguard Global Equity Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2011
One Year	(7.35%)
Five Years	(1.93%)
Ten Years	4.24%